OTHER LIABILITIES	6 Months Ended
Jun. 30, 2022
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 10 – OTHER LIABILITIES

Other liabilities are as follows:

	June 30,	December 31,
	2022	2021
Severance pay	$1,603	$1,631
Deferred VAT	12,060	14,703
Deferred wage tax	17,730	22,534
Deferred revenue	647	1,030
Other	807	969
Total other liabilities	$32,847	$40,867

Deferred VAT and deferred wage tax relates to measurements taken by the Dutch government, on which they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March – December 2021 to be paid in 60 installments starting March 2023, except for VAT payments starting October 2022.